Unaudited condensed quarterly financial data	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Unaudited condensed quarterly financial data
Unaudited condensed quarterly financial data

(Expressed in millions of U.S. dollars, except per share amounts)	December 31, 2019	September 30, 2019	June 30, 2019	March 31, 2019
	Unaudited	Unaudited	Unaudited	Unaudited
Total revenues	$352.0	$487.4	$441.0	$439.7
Total expenses	$506.0	$498.7	$430.7	$318.4
Net (loss) income attributable to Sirius Group's common shareholders	$(137.3)	$(2.7)	$6.6	$95.3
Basic earnings per common share and common share equivalent	$(1.19)	$(0.02)	$0.05	$0.75
Diluted earnings per common share and common share equivalent	$(1.19)	$(0.06)	$0.05	$0.74

(Expressed in millions of U.S. dollars, except per share amounts)	December 31, 2018	September 30, 2018	June 30, 2018	March 31, 2018
	Unaudited	Unaudited	Unaudited	Unaudited
Total revenues	$336.8	$351.7	$441.8	$327.5
Total expenses	$482.3	$386.3	$292.4	$273.1
Net (loss) income attributable to Sirius Group's common shareholder	$(153.6)	$(28.0)	$97.8	$40.5
Basic earnings per common share and common share equivalent	$(1.31)	$(0.23)	$0.78	$0.32
Diluted earnings per common share and common share equivalent	$(1.31)	$(0.23)	$0.78	$0.32